Derivative Gains (Losses)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Derivative Gains (Losses)	DERIVATIVE GAINS (LOSSES)

($ millions)	2018	2017
Realized gains (losses)	(259.8)	101.2
Unrealized gains (losses)	439.4	(163.6)
Derivative gains (losses)	179.6	(62.4)